INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Deferred Tax Valuation Allowance [Table Text Block]
The activity in the deferred tax valuation allowance was as follows for the years ended December 31, 2014 and 2013:

	2014	2013
Beginning balance	$82,052	$—
Provision	1,819,971	82,052
Adjustments	—	—
Ending balance	$1,902,023	$82,052

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before tax for financial reporting purposes during the years ended December 31, 2014 and 2013 consisted of the following:

	2014	2013
United States	$(5,029,199)	$(926,698)
Foreign	696,474	893,192
	$(4,332,725)	$(33,506)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes for the years ended December 31, 2014 and 2013 consisted of the following:

	2014	2013
Current:
Federal	$7,310	$18,739
State	12,006	9,722
Foreign	3,845	9,041
	23,161	37,502
Deferred:
Federal	153,364	(70,814)
State	—	177,802
	153,364	106,988
Total income tax provision	$176,525	$144,490

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s deferred income taxes as of December 31, 2014 and 2013 are as follows:

	2014	2013
Deferred tax assets:
Allowance for doubtful accounts	$49,775	$22,142
Deferred revenue	16,070	42,403
Deferred rent	3,781	3,105
Property and intangible assets	552,373	397,242
State net operating loss (“NOL”) carryforwards	114,190	17,449
Federal net operating loss (“NOL”) carryforward	1,242,278	—
Cumulative translation adjustment	78,768	115,124
Other	110,137	—
Valuation allowance	(1,902,023)	(82,052)
Total deferred tax assets	265,349	515,413
Deferred tax liabilities:
Earnings and profits of the Pakistani subsidiary	(265,349)	(220,103)
Net deferred tax assets	$—	$295,310

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate of 34% for the years ended December 31, 2014 and 2013 is as follows:

	2014	2013
Federal tax (benefit)	$(1,473,127)	$(11,392)
Increase (decrease) in income taxes resulting from:
State tax expense, net of federal benefit	(108,105)	41,714
Non-deductible items	21,407	12,198
Undistributed earnings from foreign subsidiaries	3,845	5,967
Deferred true-up	(87,500)	12,210
Valuation allowance	1,819,971	82,052
Other	34	1,741
Total provision	$176,525	$144,490